Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended
	Oct. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Oct. 31, 2014 Subsequent Event [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility					$ 500,000
Revolving credit facility, maturity term		5 years
Borrowings under the revolving credit facility		210,000	200,000
Payments under financing arrangements	200,000	200,000	200,000	250,000		210,000
Outstanding letters of credit and bank guarantees		$ 75,431